DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus Institutional Preferred Money Market Fund for the six-month period ended September 30, 1998. For the period, your Fund produced an annualized yield of 5.57% and, after taking into account the effect of compounding, the annualized effective yield was 5.72%.*

Economic Review

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve to contemplate raising interest rates early in the year. The U.S. economy cooled enough that the Fed decided to stand pat for a number of months before cutting the Federal Funds rate in September and October. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. World economic weakness then shifted expectations towards monetary easing. After many years of subpar economic growth, continental Europe moved into a better economic expansion. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was directed towards the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors sensitive to Asia such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

Market sentiment now anticipates further monetary easing in the U.S. and other industrial countries as the evidence of a weaker world economy has accumulated. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

Market Environment/Portfolio Focus

  The economic forces described above drove down interest rates in late summer and early fall, finally breaking them out of the narrow band that had prevailed earlier in the year.

  A notable result was that a worldwide "flight to safety" generated very high demand for U.S. Treasury securities in longer maturities, thus driving their yields down. Meanwhile, yields on money market instruments remained strong, at times causing an inverted yield curve.

  Clearly, the market was expecting a reduction in overnight lending rates, and on September 29th, the Fed confirmed this by lowering its Federal Funds rate from 5.50% to 5.25%. The extent of the easing was less than the market had been expecting. However, in an unexpected move, the Fed lowered the Federal Funds rate on October 15 to 5.00% as well as the Discount rate from 5.00% to 4.75%. The market continues to reflect anticipation of additional easing.

  At home as well as abroad, money market participants are now more concerned about the possibility of recession than the fear of inflation.

  To deal with these market conditions, we have been maintaining average maturities somewhat longer than the industry average, on the premise that rates may continue on a downward curve in the immediate future. Of course, we are prepared to shift gears, should this be required by changes in the market outlook.

               Sincerely


               [Patricia A. Larkin signature logo]



               Patricia A. Larkin

               Senior Portfolio Manager

October 20, 1998

New York, N.Y.


*Annualized effective yield is based on dividends declared daily and reinvested monthly.


DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                       SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Negotiable Bank Certificates of Deposit--24.9%                                                      Amount           Value
-------------------------------------------------------                                       _______________   _______________
Abbey National Treasury Services (Yankee)
  5.72%, 1/27/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     25,000,000  $     25,000,000

Bankers Trust Co.

  5.64%, 7/23/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,990,031

Bayerishe Landesbank (Yankee)

  5.69%, 5/6/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,997,631

Credit Agricole Indosuez S.A. (Yankee)

  5.50%, 1/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Creditanstalt Bankverein (Yankee)

  5.77%, 4/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,993,538

Deutsche Bank AG (Yankee)

  5.70%, 3/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        29,992,549

Rabobank Nederland N.V. (Yankee)

  5.81% , 5/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,992,988

Royal Bank of Canada (Yankee)

  5.61%, 2/23/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,987,466

Societe Generale (Yankee)

  5.61%-5.80%, 10/9/98-5/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,000,000        64,984,499

Suedwestdeutsche Landesbank (London)

  5.50%, 12/8/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,001,706

SwedBank (Yankee)

  5.70%-5.79%, 10/5/98-7/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,996,645

Westdeutsche Landesbank Girozentrale (Yankee)

  5.51%, 1/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $419,937,053)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   419,937,053

                                                                                                                _______________


Commercial Paper--42.6%
-------------------------------------------------------

ABN-AMRO North America Finance Inc.

  5.70%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     25,000,000  $      24,637,813

Associates Corp. of North America

  5.78%, 10/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        45,000,000

Bankers Trust N.Y. Corp.

  5.57%, 10/23/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        29,901,917

Ciesco L.P.

  5.50%-5.52%, 10/2/98-11/24/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,587,431

Den Norske Bank ASA

  5.67%, 11/9/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,791,079

Deutsche Bank Financial Inc.

  5.57%, 10/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        29,935,600

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Commercial Paper (continued)                                                                        Amount           Value
-------------------------------------------------------                                       _______________   _______________

Finova Capital Corp.

  5.61%-5.74%, 11/6/98-2/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     64,000,000  $     63,131,700

General Electric Capital Corp.

  5.59%-5.64%, 11/3/98-1/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,416,000

General Electric Capital Services Inc.

  5.52%-5.59%, 11/2/98-11/3/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,776,256

General Electric Co.

  5.57%, 12/31/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,309,917

Goldman Sachs Group L.P.

  5.55%, 10/16/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,954,084

Hertz Corp.

  5.51%-5.61%, 10/2/98-11/6/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        79,828,200

Merrill Lynch & Co. Inc.

  5.67%, 1/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,265,333

Morgan (J.P.) & Co. Inc.

  5.43%, 1/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,570,639

Morgan Stanley, Dean Witter & Co.

  5.61%-5.64%, 1/22/99-2/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         65,000,000        63,756,255

National Rural Utilities Cooperative Finance Corp.

  5.50%-5.52%, 11/6/98-11/10/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         39,712,000        39,474,281

Swedbank Inc.

  5.66%, 2/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,902,986

                                                                                                                _______________

TOTAL COMMERCIAL PAPER

  (cost $717,239,491)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   717,239,491

                                                                                                                _______________


Corporate Notes--10.4%
-------------------------------------------------------

BankBoston N.A.

  5.66%, 1/11/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     40,000,000  $     39,995,705

Bankers Trust N.Y. Corp.

  5.70%, 1/8/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,999,471

CIT Group Holdings, Inc.

  5.63%-5.67%, 1/12/99-9/29/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,988,505

Istituto Bancario San Paolo Di Torino

  5.63%, 4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,994,038

Merrill Lynch & Co. Inc.

  5.62%, 4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Paine Webber Group Inc.

  5.70%, 1/4/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

                                                                                                                _______________

TOTAL CORPORATE NOTES

  (cost $174,977,719)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   174,977,719

                                                                                                                _______________


DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Promissory Notes--3.4%                                                                             Amount           Value
-------------------------------------------------------                                       _______________   _______________

Goldman Sachs Group L.P.

 5.60%-5.87%, 10/2/98-11/12/98 (b,c)

  (cost $57,000,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     57,000,000  $     57,000,000

                                                                                                                _______________


Short-Term Bank Notes--15.5%
-------------------------------------------------------

BankBoston N.A.

  5.63%, 11/2/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      7,000,000  $      7,000,000

First Union National Bank

  5.61%, 7/23/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000

Harris Trust & Savings Bank

  5.50%-5.57%, 10/6/98-11/4/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000        70,000,000

Lasalle National Bank

  5.61%-5.70%, 2/3/99-7/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,995,359

PNC Bank NA

  5.56%-5.62%, 5/21/99-6/4/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,972,722

SouthTrust Bank N. A.

  5.61%, 7/6/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,988,847

                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $261,956,928)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   261,956,928

                                                                                                                _______________


Time Deposits--2.3%
-------------------------------------------------------

Bayerische Vereinsbank (Grand Cayman)

  5.88%, 10/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     18,000,000  $     18,000,000

Berliner Handels-und Frankforter Bank (Grand Cayman)

  6.00%, 10/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

                                                                                                                _______________

TOTAL TIME DEPOSITS

  (cost $38,000,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $     38,000,000

                                                                                                                _______________



TOTAL INVESTMENTS

  (cost $1,669,111,191)  . . . . . . . . . . . . . . . . . . . . . . . . . . .       99.1%                       $1,669,111,191

                                                                                   _______                      _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . .         .9%                     $     15,052,286

                                                                                   _______                      _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..     100.0%                       $1,684,163,477

                                                                                   _______                      _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b)These notes were acquired for investment, and not with the intent to distribute or sell.

(c)Security restricted as to public resale. This security was acquired from 10/2/98-11/2/98 at a cost of par value. At September 30, 1998, the aggregate value of this security was $57,000,000 representing approximately 3.4% of net assets and is valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
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STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                    Cost            Value

                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,669,111,191    $1,669,111,191

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              727,468

                                 Receivable for investment securities sold . . . . . . . .                           25,162,403

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           14,368,926

                                                                                                                _______________

                                                                                                                  1,709,369,988

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              190,280

                                 Payable for investment securities purchased . . . . . . .                           25,000,370

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               15,861

                                                                                                                _______________

                                                                                                                     25,206,511

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,684,163,477

                                                                                                                _______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,684,194,469

                                 Accumulated net realized gain (loss) on investments . . .                             (30,992)

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,684,163,477

                                                                                                                _______________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                        1,684,194,469

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
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STATEMENT OF OPERATIONS       SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $41,729,678

EXPENSES                         Management Fee--Note 2(a) . . . . . . . . . . . . . . . .                              735,724

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           40,993,954

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b). . . . . . . . . . . . .                              (28,200)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $40,965,754

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended

                                                                                        September 30,1998          Period
                                                                                                                   Ended

                                                                                          (Unaudited)         March 31, 1998*

                                                                                      __________________  __________________
OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     40,993,954    $     48,129,471

   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .              (28,200)             (2,792)

                                                                                          _______________     _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .           40,965,754          48,126,679

                                                                                          _______________     _______________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (40,993,954)        (48,129,471)

                                                                                          _______________     _______________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .        3,651,509,431       5,663,121,791

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           40,483,820          47,609,227

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,504,427,897)     (4,214,201,903)

                                                                                          _______________     _______________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .          187,565,354       1,496,529,115

                                                                                          _______________     _______________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .          187,537,154       1,496,526,323

NET ASSETS

   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,496,626,323             100,000

                                                                                          _______________     _______________

   End of period     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $1,684,163,477      $1,496,626,323

                                                                                          _______________     _______________

-----------------------------

*  From June 11, 1997 (commencement of operations) to March 31, 1998.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 Six Months Ended

                                                                                September 30, 1998         Period Ended


PER SHARE DATA:                                                                     (Unaudited)          March 31, 1998(1)

                                                                                __________________      __________________
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .          $  1.00                   $  1.00

                                                                                     ______                    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .             .028                      .046

                                                                                     ______                    ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .            (.028)                    (.046)

                                                                                     ______                    ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .          $  1.00                   $  1.00

                                                                                      ______                     ______

                                                                                     ______                    ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . .             5.64%(2)                  5.76%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .              .10%(2)                   .10%(2)

   Ratio of net investment income to average net assets  . . . . . . . . .             5.57%(2)                  5.64%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .          $1,684,163                 $1,496,626
------------------------

(1)   From June 11, 1997 (commencement of operations) to March 31, 1998.

(2)   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Institutional Preferred Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a diversified open-end management investment company. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the
public    without    a    sales    charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $57 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through March 31, 1998, which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the Fund's expenses except the management fee.

  The Manager compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund.

  (B) Each trustee receives an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS INSTITUTIONAL PREFERRED

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              194SA989

Institutional

Preferred Money

Market Fund

Semi-Annual

Report

September 30, 1998